Loans and borrowings - Details of Individual Loans (Details) - EUR (€) € in Millions	Dec. 31, 2017	May 03, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	€ 3.3		€ 0.0
Total non-current loans and borrowings	1,395.1		1,451.8
Borrowings	1,398.4		1,446.8
Gross | Syndicated loans
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	5.1		0.0
Total non-current loans and borrowings	1,004.4		964.2
Gross | 2020 floating rate senior secured notes
Disclosure of detailed information about borrowings [line items]
Total non-current loans and borrowings	0.0		500.0
Gross | 2024 fixed rate senior secured notes
Disclosure of detailed information about borrowings [line items]
Total non-current loans and borrowings	400.0		0.0
Gross | Senior C1 EUR
Disclosure of detailed information about borrowings [line items]
Total non-current loans and borrowings	0.0		363.3
Gross | Senior C2 GBP
Disclosure of detailed information about borrowings [line items]
Total non-current loans and borrowings	0.0		275.9
Gross | Senior C3 EUR
Disclosure of detailed information about borrowings [line items]
Total non-current loans and borrowings	0.0		325.0
Gross | Senior B3 EUR
Disclosure of detailed information about borrowings [line items]
Total non-current loans and borrowings	500.0		0.0
Gross | Senior B4 USD
Disclosure of detailed information about borrowings [line items]
Total non-current loans and borrowings	504.4		0.0
Deferred borrowing costs
Disclosure of detailed information about borrowings [line items]
Total non-current loans and borrowings	(11.1)		(12.4)
Deferred borrowing costs | 2024 fixed rate senior secured notes
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 9.8
Less than one year | Deferred borrowing costs
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	(1.8)		(5.0)
2 to 5 years | Deferred borrowing costs
Disclosure of detailed information about borrowings [line items]
Total non-current loans and borrowings	(7.2)		(12.4)
More than five years | Deferred borrowing costs
Disclosure of detailed information about borrowings [line items]
Total non-current loans and borrowings	€ (2.1)		€ 0.0